Organization and Business Operations and Going Concern and Management's Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
CIK0001853021 Metals Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Organization and Business Operations and Going Concern and Management's Plan

Note 1 - Organization and Business Operations and Going Concern and Management’s Plan

Metals Acquisition Corp (together with its consolidated subsidiaries, except as the context otherwise requires, the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on March 11, 2021.The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). On March 4, 2022, a wholly owned subsidiary, Metals Acquisition Corp. (Australia) Pty Ltd (“MAC-Sub”) was incorporated under the Australian Corporations Act 2001 and registered in New South Wales for the purposes of an initial Business Acquisition.

As of March 31, 2023, the Company had not commenced any operations. All activity for the period from March 11, 2021 (inception) through March 31, 2023, relates to the Company’s formation, operating costs, and the initial public offering (the “IPO”), described below and activities related to seeking an acquisition target. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on investments in the trust account derived from the IPO. The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is Green Mountain Metals LLC, a Cayman Islands limited liability company (the “Sponsor”).

The registration statement for the Company’s IPO was declared effective on July 28, 2021 (the “Effective Date”). On August 2, 2021, the Company consummated its IPO of 25,000,000 units (the “Units”). Each Unit consists of one Class A ordinary share of the Company, par value $0.0001 per share (the “Class A Ordinary Shares”), and one-third of one redeemable warrant of the Company (“Warrant”), each whole Warrant entitling the holder thereof to purchase one Class A Ordinary Share for $11.50 per share. The Units were sold at a price of $10.00 per unit, generating gross proceeds to the Company of $250,000,000, which is discussed in Note 3.

Simultaneously with the closing of the IPO, the Company completed the private sale of an aggregate of 5,333,333 warrants (the “Private Placement Warrants”) to the Sponsor at a purchase price of $1.50 per Private Placement Warrant, generating gross proceeds to the Company of $8,000,000. The Private Placement Warrants (including the Class A ordinary shares issuable upon exercise of such warrants) are not transferable, assignable or salable until 30 days after the completion of the initial Business Combination. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants are redeemable by the Company in all redemption scenarios and exercisable by the holders on the same basis as the warrants included in the Units being sold in the IPO.

The underwriter had a 45-day option from the date of the Company’s IPO (August 2, 2021) to purchase up to an additional 3,750,000 Units to cover over-allotments, if any. On September 3, 2021, the Underwriter partially exercised the over-allotment option to purchase an additional 1,514,780 Units (the “Over-Allotment Units”) generating aggregate gross proceeds of $15,147,800 and incurring $302,956 in cash underwriting fees (see Notes 3 and 8) and $530,173 in deferred underwriting fees.

Simultaneously with the issuance and sale of the Over-Allotment Units, the Company consummated the private placement with the Sponsor for an aggregate of 201,971 warrants to purchase Class A Ordinary Shares for $1.50 per warrant in a private placement with each whole warrant entitling the holder thereof to purchase one Class A Ordinary Share at $11.50 per share, subject to adjustment (the “Additional Private Placement Warrants”), generating total proceeds of $302,956 (the “Private Placement Proceeds” and, together with the Option Unit Proceeds, the “Proceeds”) (see Note 5).

On September 16, 2021, the remaining amounts under the over-allotment option expired unused and 558,805 Class B ordinary shares were forfeited by the Sponsor to the Company for no consideration.

The Additional Private Placement Warrants (including the Class A ordinary shares issuable upon exercise of such warrants) are not transferable, assignable or salable until 30 days after the completion of the initial Business Combination. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants are redeemable by the Company in all redemption scenarios and exercisable by the holders on the same basis as the warrants included in the Units being sold in the IPO.

Certain qualified institutional buyers or institutional accredited investors who are unaffiliated with the management team (“Anchor Investors”) purchased a total of 19,575,000 Units or 78.3% of the outstanding Units following the IPO (assuming no exercise of the over-allotment option). After the exercise of the Underwriter’s over-allotment option, the percentage purchased by Anchor Investors has decreased from 78.3% to 73.8%.

In addition, the Sponsor sold membership interests representing an aggregate of 1,272,500 founder shares to all Anchor Investors combined in the Sponsor, that will convert on a one-to-one basis into common shares in New MAC upon the Proposed Business Combination.

The Company estimated the aggregate fair value of these founder shares attributable to Anchor Investors via their purchase of the membership interest to be $11,107,653, or $8.73 per share. The founder shares purchased by the Anchor Investors represent a capital contribution by the Sponsor for the benefit of the Company and are recorded as offering costs and reflected as a reduction in the proceeds from the offering and offering expenses in accordance with ASC 470 and Staff Accounting Bulletin Topic 5A.

As the IPO included two instruments, Class A ordinary shares and warrants, and as the warrants are classified as a financial liability, it was necessary to allocate the gross proceeds between Class A ordinary shares and warrants. The Company adopted the residual method to allocate the gross proceeds between Class A ordinary shares and warrants based on their relative fair values. The gross proceeds were first allocated to the fair value of the warrants and the residual amount was then allocated to Class A ordinary shares. The percentage derived from this allocation was then used to allocate deferred offering costs between Class A ordinary shares and warrants. Issuance costs of $1,984,130 were allocated to the warrants and charged to the Company’s current period statement of operations.

The purchase of 78.3% in aggregate of the Units sold in the IPO, or 19,575,000 Units and the sales of membership interest by the Sponsor are hereby referred to as the “Anchor Investment.”

Transaction costs of the IPO amounted to $26,713,571 consisting of $5,302,956 of underwriting discounts, $9,280,173 of deferred underwriting discounts, fair value in the Anchor Investor shares of $11,107,653, and $1,022,789 of other offering costs. Of the transaction costs, $1,984,130 is included in other expenses and $24,729,441 is included in temporary equity.

A total of $265,147,800 was placed in a U.S.-based trust account (the “Trust Account”) maintained by Continental Stock Transfer & Trust Company, acting as trustee, upon closing of the IPO and the underwriter partially exercising its over-allotment option.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the Private Placement Warrants, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination (less deferred underwriting commissions).

The Company must complete one or more Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (as defined below) (net of amounts previously disbursed to management for working capital purposes, if permitted, and excluding the amount of deferred underwriting discounts and commissions held in trust) at the time of signing an agreement to enter a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for so that the Company is not required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

The net proceeds from the initial public offering are held in a trust account and are invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its income taxes, if any, the Company’s amended and restated memorandum and articles of association, as discussed below and subject to the requirements of law and regulation, will provide that the proceeds from the IPO and the sale of the Private Placement Warrants held in the Trust Account will not be released from the Trust Account (1) to the Company, until the completion of the initial Business Combination, or (2) to the public shareholders, until the earliest of (a) the completion of the initial Business Combination, and then only in connection with those Class A ordinary shares that such shareholders properly elected to redeem, subject to the limitations described herein, (b) the redemption of any public shares properly tendered in connection with a (A) shareholder vote to amend the Company’s amended and restated memorandum and articles of association to modify the substance or timing of the Company’s obligation to provide holders of the Class A ordinary shares the right to have their shares redeemed in connection with the initial Business Combination or to redeem 100% of the public shares if the Company does not complete the initial Business Combination within 24 months from the closing of the IPO, or (B) with respect to any other provision relating to the rights of holders of the Class A ordinary shares or pre-initial Business Combination activity, and (c) the redemption of the public shares if the Company has not consummated the initial Business Combination within 24 months from the closing of the IPO. Public shareholders who redeem their Class A ordinary shares in connection with a shareholder vote described in clause (b) in the preceding sentence shall not be entitled to funds from the Trust Account upon the subsequent completion of an initial Business Combination or liquidation if the Company has not consummated an initial Business Combination within 24 months from the closing of the IPO, with respect to such Class A ordinary shares so redeemed.

The Company will provide the public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require the Company to seek shareholder approval under applicable law or stock exchange listing requirements. The public shareholders are entitled to redeem all or a portion of their public shares upon the completion of the initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its income taxes, if any, divided by the number of the then-outstanding public shares, subject to the limitations described herein.

The ordinary shares subject to redemption are recorded at redemption value and have been classified as temporary equity upon the completion of the IPO, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

The Company will have only 24 months from the closing of the IPO (the “Combination Period”) to complete the initial Business Combination. If the Company has not completed the initial Business Combination within the Combination Period, the Company will: (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its income taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of the then-outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii), to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to any founder shares and public shares they hold, (ii) to waive their redemption rights with respect to any founder shares and any public shares purchased during or after the IPO in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association (A) that would modify the substance or timing of the Company’s obligation to provide holders of the Class A ordinary shares the right to have their shares redeemed in connection with the initial Business Combination or to redeem 100% of the public shares if the Company does not complete the initial Business Combination within the Combination Period, or (B) with respect to any other provision relating to the rights of holders of the Class A ordinary shares or pre-initial Business Combination activity and (iii) waive their rights to liquidating distributions from the Trust Account with respect to any founder shares they hold if the Company fails to consummate the initial Business Combination within the Combination Period (although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the Combination Period).

The Company’s Sponsor has agreed it will be liable to the Company if and to the extent any claims by a third party (excluding the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a transaction agreement, reduce the amounts in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.00 per public share due to reductions in the value of the trust assets, in each case net of the interest that may be withdrawn to pay its tax obligations, provided that such liability will not apply to any claims by a third party or prospective partner business who executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriter of the IPO against certain liabilities, including liabilities under the Securities Act. In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be liable for such third-party claims. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Accordingly, the Sponsor may not be able to satisfy those obligations.

On March 17, 2022, the Company and Glencore Operations Australia Pty Limited (“Glencore”) entered into a Share Sale Agreement (the “SSA”).

Under the terms of the SSA, MAC-Sub will acquire from Glencore 100% of the issued share capital of Cobar Management Pty. Limited (“CMPL”) (the acquisition of CMPL and the CSA mine (as defined herein) from Glencore, the “Proposed Business Combination”). CMPL owns and operates the Cornish, Scottish and Australian mine (the “CSA Mine”) in Cobar, New South Wales, Australia.

Under the original terms of the SSA, in consideration for the acquisition of CMPL, the Company and MAC-Sub will: (a) pay $1,050,000,000 to Glencore (subject to a customary closing accounts adjustments to reflect the working capital, net debt and tax liabilities of CMPL at the time of closing under the SSA (the “Closing”)), (b) issue $50,000,000 (5,000,000 shares) worth of MAC Class A ordinary shares, $0.0001 par value to Glencore, and (c) enter into a net smelter royalty pursuant to which after the Closing, CMPL will pay to Glencore a royalty of 1.5% of all net smelter copper concentrate produced from the mining tenure held by CMPL at the time of the Closing.

The business combination has been approved by the boards of directors of the Company and Glencore.

On November 22, 2022, the Company, MAC-Sub and Metals Acquisition Limited (“MAC Limited”) entered into a Deed of Consent and Covenant with Glencore to amend the SSA (the “Amendment”). Pursuant to the Amendment, the parties thereto agreed to (i) permit the Company to undertake a re-domiciliation whereby the Company will be merged with and into MAC Limited, with MAC Limited continuing as the surviving company (“New MAC”) and (ii) amend the consideration payable to Glencore in connection with the acquisition of the CSA Mine whereby the Company and MAC-Sub will:

(a)	Pay at least $775 million in cash (with the potential to be scaled up to $875 million depending on equity demand) to Glencore (subject to customary closing accounts adjustment (including New MAC being liable for accounting fees in connection with the transaction) to reflect the working capital, net debt and tax liabilities of CMPL at the Closing;
(b)	Issue up to 10,000,000 ordinary shares of New MAC (the “New MAC Ordinary Shares”) at the Closing (the “Rollover Shares”) to Glencore (having a value of up to $100,000,000) with Glencore having the option to scale down the amount to $0 subject to MAC raising sufficient equity (with any scale-back to be reflected in the upfront cash payment scale-up, as set forth in subsection (a));
(c)	Pay $75 million in a deferred cash payment on the following terms:
(i)	Payable upon New MAC’s listing on the Australian Stock Exchange or undertaking any alternative equity raise (up to 50% of the net proceeds from the raise, capped at US$75 million);
(ii)	the unpaid balance of the $75 million will accrue interest at a rate equivalent to what New MAC pays on its mezzanine subordinated term loan, set at SOFR plus a variable margin of 8-12% (which will be determined by reference to prevailing copper prices); and
(iii)	any residual (up to the $75 million plus applicable interest) not paid in cash by the date that is twelve (12) months after the Closing will be settled on the next business day through the issuance of additional New MAC Ordinary Shares at a 30% discount to the 20-trading day VWAP before the issuance (“Equity Conversion Date”). If New MAC is listed on more than one exchange, the VWAP will be calculated by reference to the exchange with the largest volume (US$ equivalent) over the 20-trading day period before the Equity Conversion Date. If the New MAC Ordinary Shares cannot be issued to Glencore due to applicable law or the rules of any applicable stock exchange, Glencore, in its sole discretion, may delay the date for the issuance of the New MAC Ordinary Shares, noting that such right only delays the date for the issuance of the New MAC Ordinary Shares, which amount of New MAC Ordinary Shares will be set on the Equity Conversion Date;
(d)	Pay $150 million in cash structured as two contingent payments ($75 million each) that are unsecured, fully subordinated and payable if, over the life of the CSA Mine, the average daily London Metal Exchange closing price is greater than:
(i)	$4.25/lb (US$9,370/mt) for any rolling 18-month period (commencing at Closing) (the “First Contingent Payment”); and
(ii)	$4.50/lb (US$9,920/mt) for any rolling 24-month period (commencing at Closing) (the “Second Contingent Payment”);

The First Contingent Payment and the Second Contingent Payment will be payable as soon as the applicable payment trigger milestone has been achieved. However, if one or both of the milestones are met in the first three years post-Closing, the payment will only be made to the extent it does not constitute a breach of New MAC’s finance facilities in place at the Closing. To the extent payment would constitute a breach of the relevant facilities, New MAC will be subject to an obligation to use best endeavors to obtain the consent of all financiers for the payment to be made during the three-year window. For the avoidance of doubt, New MAC will be obligated to make the payments on the earlier of the first business day following (i) the refinancing of its senior debt, and (ii) the third anniversary of the Closing (being maturity of the senior debt), to the extent that First Contingent Payment and/or Second Contingent Payment has been triggered but not paid during the first three years post-Closing;

(e)	Enter into a Royalty Deed and Offtake Agreement as previously disclosed in the SSA; and
(f)	Grant Glencore the right to appoint one (1) director to the New MAC board of directors for every 10% of New MAC Ordinary Shares that Glencore beneficially owns.

On February 28, 2023, MAC-Sub, the Company and New MAC, as guarantors, entered into a syndicated facility agreement with Citibank, N.A., Sydney Branch, Bank of Montreal, Harris Bank N.A., The Bank of Nova Scotia, Australian Branch, and National Bank of Canada (collectively, the “Senior Lenders”) and Citisecurities Limited, as agent for the Senior Lenders, to provide a senior syndicate loan facility to finance, in part, the Proposed Business Combination. The Senior Syndicated Facility provides amongst other facilities, a US$205 million acquisition term loan that can be used to fund in part the Business Combination Consideration.

On March 10, 2023, MAC-Sub, the Company and MAC Limited, as guarantors, entered into a mezzanine debt facility loan note subscription agreement (the “Mezz Facility”) with Sprott Private Resource Lending II (Collector-2), LP, (the “Lender”) and Sprott Resource Lending Corp., as agent and security trustee for the Lender, to provide a mezzanine loan facility of US$135,000,000 to finance, in part, the Proposed Business Combination.

On April 14, 2023, the Company, New MAC and certain investors entered into subscription agreements (the “Subscription Agreements”), pursuant to which such investors agreed to subscribe for an aggregate of 11,362,506 ordinary shares, par value $0.0001 per share, of the Issuer (the “Subscribed Shares”) at a purchase price of $10.00 per share, for an aggregate purchase price of $113,625,060 in a private placement or placements (the “Private Placements”) to be consummated immediately prior to or substantially concurrently with the consummation of the Proposed Business Combination. The obligations of the parties to consummate the transactions contemplated by the Subscription Agreements shall be contingent upon, among other things, customary closing conditions and the consummation of the Proposed Business Combination.

The Subscription Agreements will terminate upon the earlier of (i) such date and time as the Share Sale Agreement is terminated in accordance with its terms, (ii) upon the mutual written agreement of the Company and Subscriber to terminate the Subscription Agreements, or (iii) August 2, 2023.

Michael James McMullen, Chief Executive Officer and a member of the board of directors of the Company, has entered into a Subscription Agreement with an aggregate purchase price of $1,500,000. Katherine Crouse, spouse of Marthinus J. Crouse, Chief Financial Officer of the Company, has entered into a Subscription Agreement with an aggregate purchase price of $250,000. Patrice Ellen Merrin, director of the Company, has entered into a Subscription Agreement with an aggregate purchase price of $50,000.

In connection with the Subscription Agreements, Green Mountain Metals, LLC, the Company’s sponsor, agreed to transfer an aggregate of 517,500 shares of Class B common stock (Founder Shares converted to ordinary common stock on closing of the Proposed Business Combination) of the Company that it currently holds to certain investors who agreed to subscribe for a significant number of Subscribed Shares.

Going Concern and Management’s Plan

As of March 31, 2023, the Company had $35,075 of cash and a working capital deficit of $22,808,456.

The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. The Company will need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Until the consummation of the Business Combination, the Company will be using the funds not held in the Trust Account.

On April 13, 2022, the Company issued an unsecured promissory note (the “2022 Sponsor Convertible Note”) to the Sponsor pursuant to which the Company could borrow up to $1,200,000 from the Sponsor for working capital needs, including transaction costs reasonably related to the consummation of the Proposed Business Combination (Refer to Note 5). On May 6, 2022, the Company borrowed $1,200,000 under the 2022 Sponsor Convertible Note. On May 24, 2022, the Sponsor exercised its option to convert the issued and outstanding loan amount of $1,200,000 under the 2022 Sponsor Convertible Note resulting in the issuance of 800,000 private placement warrants to the Sponsor, fully satisfying the Company’s obligation under the 2022 Sponsor Convertible Note.

On October 25, 2022, the Company issued an unsecured non-convertible promissory note (the “October 2022 Note”) to the Sponsor pursuant to which the Company may borrow up to $300,000 from the Sponsor for transaction costs reasonably related to the consummation of the Business Combination. The October 2022 Note bears no interest and all unpaid principal under the note will be due and payable in full up to the earlier of (1) August 2, 2023 and (ii) the acquisition of the Cornish, Scottish and Australian Mine in the Company’s Proposed Business Combination. As of March 31, 2023, $300,000 was outstanding under the October 2022 Note.

On December 21, 2022, the Company issued an unsecured non-convertible promissory note (the “December 2022 Note”) to the Sponsor pursuant to which the Company may borrow up to $1,254,533 from the Sponsor for transaction costs reasonably related to the consummation of the Business Combination. The December Note bears no interest and all unpaid principal under the Note will be due and payable in full up the earlier of (i) August 2, 2023, and (ii) the acquisition of the Cornish, Scottish and Australian Mine in the Company’s Proposed Business Combination. As of March 31, 2023, $1,187,496 was outstanding under the December 2022 Note.

On January 9, 2023, the Company issued an unsecured promissory note (the “2023 Sponsor Convertible Note”) to the Sponsor pursuant to which the Company borrowed $300,000 from the Sponsor for transaction costs reasonably related to the consummation of the Proposed Business Combination. Concurrently upon the issuance of the 2023 Sponsor Convertible Note, the Sponsor exercised its option to convert the issued and outstanding loan amount of $300,000 resulting in the issuance of 200,000 private placement warrants to the Sponsor, fully satisfying the Company’s obligation under the 2023 Sponsor Convertible Note.

On March 31, 2023, the Company issued an unsecured non-convertible promissory note (the “March 2023 Note”) to the Sponsor pursuant to which the Company may borrow up to $339,877 from the Sponsor for transaction costs reasonably related to the consummation of the Business Combination. The March 2023 Note bears no interest and all unpaid principal under the Note will be due and payable in full up the earlier of (i) August 2, 2023 and (ii) the acquisition of the Cornish, Scottish and Australian Mine (“CSA Mine”) in the Company’s business combination. As of March 31, 2023 there was no balance outstanding under the March 31, 2023 Note.

In connection with the Company’s assessment of going concern considerations in accordance with the Financial Accounting Standards Board’s (“FASB’s”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company has until August 2, 2023 to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by this time. If a Business Combination is not consummated by this date and the Company’s stockholders have not approved an extension by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that, should a Business Combination not occur, and an extension not be approved by the stockholders of the Company, the potential for mandatory liquidation and dissolution raises substantial doubt about the Company’s ability to continue as a going concern for one year from the date these financial statements are issued. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after August 2, 2023. The Company intends to continue to complete a Business Combination before the mandatory liquidation date. The Company is within 5 months of its mandatory liquidation date as of the time of filing of this Report.

Risks and Uncertainties

Results of operations and the Company’s ability to complete the Proposed Business Combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond its control. The business could be impacted by, among other things, downturns in the financial markets or in economic conditions, increases in oil prices, inflation, increases in interest rates, supply chain disruptions, declines in consumer confidence and spending, the ongoing effects of the COVID-19 pandemic, including resurgences and the emergence of new variants, and geopolitical instability, such as the military conflict in the Ukraine. The Company cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact our business and our ability to complete an initial Business Combination. Per the Going Concern note above, the Company intends to continue to complete the Proposed Business Combination before the mandatory liquidation date of August 2, 2023. However, the Company is within 5 months of its mandatory liquidation date as of the time of filing of this Report and without an extension it is highly unlikely that a different business combination would be consummated if the Proposed Business Combination failed.

The condition precedent satisfaction date under the Share Sale Agreement (as amended) for the Proposed Business Combination is April 28, 2023 (“CP Date”). If all conditions precedent are not satisfied or waived by the CP Date and the parties don’t mutually agree an extension in writing, then both the Company and Glencore have the option to unilaterally elect to terminate the Share Sale Agreement. In the event the conditions precedent are not satisfied or waived in full by the CP Date and neither party elects to terminate, then the Share Sale Agreement remains binding on both parties until such date as one party elects to exercise its option to terminate

Note 1 - Organization and Business Operations, Going Concern and Management’s Plan

Metals Acquisition Corp (together with its consolidated subsidiaries, except as the context otherwise requires, the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on March 11, 2021.The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). On March 4, 2022, a wholly owned subsidiary, Metals Acquisition Corp. (Australia) Pty Ltd (“MAC-Sub”) was incorporated under the Australian Corporations Act 2001 and registered in New South Wales for the purposes of the Proposed Business Combination.

As of December 31, 2022, the Company had not commenced any operations. All activity for the period from March 11, 2021 (inception) through December 31, 2022, relates to the Company’s formation, operating costs, and the initial public offering (the “IPO”), described below and activities related to seeking an acquisition target. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on investments in the trust account derived from the IPO. The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is Green Mountain Metals LLC, a Cayman Islands limited liability company (the “Sponsor”).

The registration statement for the Company’s IPO was declared effective on July 28, 2021 (the “Effective Date”).On August 2, 2021, the Company consummated its IPO of 25,000,000 units (the “Units”). Each Unit consists of one Class A ordinary share of the Company, par value $0.0001 per share (the “Class A Ordinary Shares”), and one-third of one redeemable warrant of the Company (“Warrant”), each whole Warrant entitling the holder thereof to purchase one Class A Ordinary Share for $11.50 per share. The Units were sold at a price of $10.00 per unit, generating gross proceeds to the Company of $250,000,000, which is discussed in Note 3.

Simultaneously with the closing of the IPO, the Company completed the private sale of an aggregate of 5,333,333 warrants (the “Private Placement Warrants”) to the Sponsor at a purchase price of $1.50 per Private Placement Warrant, generating gross proceeds to the Company of $8,000,000. The Private Placement Warrants (including the Class A ordinary shares issuable upon exercise of such warrants) are not transferable, assignable or salable until 30 days after the completion of the initial Business Combination. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants are redeemable by the Company in all redemption scenarios and exercisable by the holders on the same basis as the warrants included in the Units being sold in the IPO.

The underwriter had a 45-day option from the date of the Company’s IPO (August 2, 2021) to purchase up to an additional 3,750,000 Units to cover over-allotments, if any. On September 3, 2021, the Underwriter partially exercised the over-allotment option to purchase an additional 1,514,780 Units (the “Over-Allotment Units”) generating aggregate gross proceeds of $15,147,800 and incurring $302,956 in cash underwriting fees (see Notes 3 and 8) and $530,173 in deferred underwriting fees.

Simultaneously with the issuance and sale of the Over-Allotment Units, the Company consummated the private placement with the Sponsor for an aggregate of 201,971 warrants to purchase Class A Ordinary Shares for $1.50 per warrant in a private placement with each whole warrant entitling the holder thereof to purchase one Class A Ordinary Share at $11.50 per share, subject to adjustment (the “Additional Private Placement Warrants”), generating total proceeds of $302,956 (the “Private Placement Proceeds” and, together with the Option Unit Proceeds, the “Proceeds”) (see Note 5).

On September 16, 2021, the remaining amounts under the over-allotment option expired unused and 558,805 Class B ordinary shares were forfeited by the Sponsor to the Company for no consideration.

The Additional Private Placement Warrants (including the Class A ordinary shares issuable upon exercise of such warrants) are not transferable, assignable or salable until 30 days after the completion of the initial Business Combination. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants are redeemable by the Company in all redemption scenarios and exercisable by the holders on the same basis as the warrants included in the Units being sold in the IPO.

Certain qualified institutional buyers or institutional accredited investors who are unaffiliated with the management team (“Anchor Investors”) purchased a total of 19,575,000 Units or 78.3% of the outstanding Units following the IPO (assuming no exercise of the over-allotment option). After the exercise of the Underwriter’s over-allotment option, the percentage purchased by Anchor Investors has decreased from 78.3% to 73.8%.

In addition, the Sponsor sold membership interests representing an aggregate of 1,272,500 founder shares to all Anchor Investors combined that will convert on a one-to-one basis into common shares in New MAC upon the Proposed Business Combination.

The Company estimated the aggregate fair value of these founder shares attributable to Anchor Investors via their purchase of the membership interest to be $11,107,653, or $8.73 per share. The founder shares purchased by the Anchor Investors represent a capital contribution by the Sponsor for the benefit of the Company and are recorded as offering costs and reflected as a reduction in the proceeds from the offering and offering expenses in accordance with ASC 470 and Staff Accounting Bulletin Topic 5A.

As the IPO included two instruments, Class A ordinary shares and warrants, and as the warrants are classified as a financial liability, it was necessary to allocate the gross proceeds between Class A ordinary shares and warrants. The Company adopted the residual method to allocate the gross proceeds between Class A ordinary shares and warrants based on their relative fair values. The gross proceeds were first allocated to the fair value of the warrants and the residual amount was then allocated to Class A ordinary shares. The percentage derived from this allocation was then used to allocate deferred offering costs between Class A ordinary shares and warrants. Issuance costs of $1,984,130 were allocated to the warrants and charged to the Company’s prior period statement of operations.

The purchase of 78.3% in aggregate of the Units sold in the IPO, or 19,575,000 Units and the sales of membership interest by the Sponsor are hereby referred to as the “Anchor Investment.”

Transaction costs of the IPO amounted to $26,713,571 consisting of $5,302,956 of underwriting discounts, $9,280,173 of deferred underwriting discounts, fair value in the Anchor Investor shares of $11,107,653, and $1,022,789 of other offering costs. Of the transaction costs, $1,984,130 is included in other expenses and $24,729,441 is included in temporary equity.

A total of $265,147,800 was placed in a U.S.-based trust account (the “Trust Account”) maintained by Continental Stock Transfer & Trust Company, acting as trustee, upon closing of the IPO and the underwriter partially exercising its over-allotment option.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the Private Placement Warrants, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination (less deferred underwriting commissions).

The Company must complete one or more Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (as defined below) (net of amounts previously disbursed to management for working capital purposes, if permitted, and excluding the amount of deferred underwriting discounts and commissions held in trust) at the time of signing an agreement to enter a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for so that the Company is not required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

The net proceeds from the initial public offering are held in the Trust Account and are invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its income taxes, if any, the Company’s amended and restated memorandum and articles of association, as discussed below and subject to the requirements of law and regulation, will provide that the proceeds from the IPO and the sale of the Private Placement Warrants held in the Trust Account will not be released from the Trust Account (1) to the Company, until the completion of the initial Business Combination, or (2) to the public shareholders, until the earliest of (a) the completion of the initial Business Combination, and then only in connection with those Class A ordinary shares that such shareholders properly elected to redeem, subject to the limitations described herein, (b) the redemption of any public shares properly tendered in connection with a (A) shareholder vote to amend the Company’s amended and restated memorandum and articles of association to modify the substance or timing of the Company’s obligation to provide holders of the Class A ordinary shares the right to have their shares redeemed in connection with the initial Business Combination or to redeem 100% of the public shares if the Company does not complete the initial Business Combination within 24 months from the closing of the IPO, or (B) with respect to any other provision relating to the rights of holders of the Class A ordinary shares or pre-initial Business Combination activity, and (c) the redemption of the public shares if the Company has not consummated the initial Business Combination within 24 months from the closing of the IPO. Public shareholders who redeem their Class A ordinary shares in connection with a shareholder vote described in clause (b) in the preceding sentence shall not be entitled to funds from the Trust Account upon the subsequent completion of an initial Business Combination or liquidation if the Company has not consummated an initial Business Combination within 24 months from the closing of the IPO, with respect to such Class A ordinary shares so redeemed.

The Company will provide the public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require the Company to seek shareholder approval under applicable law or stock exchange listing requirements. The public shareholders are entitled to redeem all or a portion of their public shares upon the completion of the initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its income taxes, if any, divided by the number of the then-outstanding public shares, subject to the limitations described herein.

The ordinary shares subject to redemption are recorded at redemption value and have been classified as temporary equity upon the completion of the IPO, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

The Company will have only 24 months from the closing of the IPO (the “Combination Period”) to complete the initial Business Combination. If the Company has not completed the initial Business Combination within the Combination Period, the Company will: (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its income taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of the then-outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii), to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to any founder shares and public shares they hold, (ii) to waive their redemption rights with respect to any founder shares and any public shares purchased during or after the IPO in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association (A) that would modify the substance or timing of the Company’s obligation to provide holders of the Class A ordinary shares the right to have their shares redeemed in connection with the initial Business Combination or to redeem 100% of the public shares if the Company does not complete the initial Business Combination within the Combination Period, or (B) with respect to any other provision relating to the rights of holders of the Class A ordinary shares or pre-initial Business Combination activity and (iii) waive their rights to liquidating distributions from the Trust Account with respect to any founder shares they hold if the Company fails to consummate the initial Business Combination within the Combination Period (although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the Combination Period).

The Company’s Sponsor has agreed it will be liable to the Company if and to the extent any claims by a third party (excluding the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a transaction agreement, reduce the amounts in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.00 per public share due to reductions in the value of the trust assets, in each case net of the interest that may be withdrawn to pay its tax obligations, provided that such liability will not apply to any claims by a third party or prospective partner business who executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriter of the IPO against certain liabilities, including liabilities under the Securities Act. In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be liable for such third-party claims. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Accordingly, the Sponsor may not be able to satisfy those obligations.

On March 17, 2022, the Company, MAC-Sub, and Glencore Operations Australia Pty Limited (“Glencore”) entered into a Share Sale Agreement (the “SSA”).

Under the terms of the SSA, MAC-Sub will acquire from Glencore 100% of the issued share capital of Cobar Management Pty. Limited (“CMPL”) (the acquisition of CMPL and the CSA mine (as defined herein) from Glencore, the “Proposed Business Combination”). CMPL owns and operates the Cornish, Scottish and Australian mine (the “CSA Mine”) in Cobar, New South Wales, Australia.

Under the original terms of the SSA, in consideration for the acquisition of CMPL, the Company and MAC-Sub will: (a) pay $1,050,000,000 to Glencore (subject to a customary closing accounts adjustments to reflect the working capital, net debt and tax liabilities of CMPL at the time of closing under the SSA (the “Closing”)), (b) issue $50,000,000 (5,000,000 shares) worth of MAC Class A ordinary shares, $0.0001 par value to Glencore, and (c) enter into a net smelter royalty pursuant to which after the Closing, CMPL will pay to Glencore a royalty of 1.5% of all net smelter copper concentrate produced from the mining tenure held by CMPL at the time of the Closing.

The business combination has been approved by the boards of directors of the Company and Glencore.

On November 22, 2022, the Company, MAC-Sub and Metals Acquisition Limited (“MAC Limited”) entered into a Deed of Consent and Covenant with Glencore to amend the SSA (the “Amendment”). Pursuant to the Amendment, the parties thereto agreed to (i) permit the Company to undertake a re-domiciliation whereby the Company will be merged with and into MAC Limited, with MAC Limited continuing as the surviving company (“New MAC”) and (ii) amend the consideration payable to Glencore in connection with the acquisition of the CSA Mine whereby the Company and MAC-Sub will:

(a)

Pay at least $775 million in cash (with the potential to be scaled up to $875 million depending on equity demand) to Glencore (subject to customary closing accounts adjustment (including New MAC being liable for accounting fees in connection with the transaction) to reflect the working capital, net debt and tax liabilities of CMPL at the Closing;

(b)

Issue up to 10,000,000 ordinary shares of New MAC (the “New MAC Ordinary Shares”) at the Closing (the “Rollover Shares”) to Glencore (having a value of up to $100,000,000) with Glencore having the option to scale down the amount to $0 subject to MAC raising sufficient equity (with any scale-back to be reflected in the upfront cash payment scale-up, as set forth in subsection (a));

(c)	Pay $75 million in a deferred cash payment on the following terms:
(i)	Payable upon New MAC’s listing on the Australian Stock Exchange or undertaking any alternative equity raise (up to 50% of the net proceeds from the raise, capped at US$75 million);
(ii)

the unpaid balance of the $75 million will accrue interest at a rate equivalent to what New MAC pays on its mezzanine subordinated term loan, set at SOFR plus a variable margin of 8-12% (which will be determined by reference to prevailing copper prices); and

(iii)

any residual (up to the $75 million plus applicable interest) not paid in cash by the date that is twelve (12) months after the Closing will be settled on the next business day through the issuance of additional New MAC Ordinary Shares at a 30% discount to the 20-trading day VWAP before the issuance (“Equity Conversion Date”). If New MAC is listed on more than one exchange, the VWAP will be calculated by reference to the exchange with the largest volume (US$ equivalent) over the 20-trading day period before the Equity Conversion Date. If the New MAC Ordinary Shares cannot be issued to Glencore due to applicable law or the rules of any applicable stock exchange, Glencore, in its sole discretion, may delay the date for the issuance of the New MAC Ordinary Shares, noting that such right only delays the date for the issuance of the New MAC Ordinary Shares, which amount of New MAC Ordinary Shares will be set on the Equity Conversion Date

(d)

Pay $150 million in cash structured as two contingent payments ($75 million each) that are unsecured, fully subordinated and payable if, over the life of the CSA Mine, the average daily London Metal Exchange closing price is greater than:

(i)	$4.25/lb (US$9,370/mt) for any rolling 18-month period (commencing at Closing) (the “First Contingent Payment”); and
(ii)	$4.50/lb (US$9,920/mt) for any rolling 24-month period (commencing at Closing) (the “Second Contingent Payment”);

The First Contingent Payment and the Second Contingent Payment will be payable as soon as the applicable payment trigger milestone has been achieved. However, if one or both of the milestones are met in the first three years post-Closing, the payment will only be made to the extent it does not constitute a breach of New MAC’s finance facilities in place at the Closing. To the extent payment would constitute a breach of the relevant facilities, New MAC will be subject to an obligation to use best endeavors to obtain the consent of all financiers for the payment to be made during the three-year window. For the avoidance of doubt, New MAC will be obligated to make the payments on the earlier of the first business day following (i) the refinancing of its senior debt, and (ii) the third anniversary of the Closing (being maturity of the senior debt), to the extent that First Contingent Payment and/or Second Contingent Payment has been triggered but not paid during the first three years post-Closing;

(e)	Enter into a Royalty Deed and Offtake Agreement as previously disclosed in the Current Report; and
(f)	Grant Glencore the right to appoint one (1) director to the New MAC board of directors for every 10% of New MAC Ordinary Shares that Glencore beneficially owns.

On February 28, 2023, MAC-Sub, the Company and New MAC, as guarantors, entered into a syndicated facility agreement with Citibank, N.A., Sydney Branch, Bank of Montreal, Harris Bank N.A., The Bank of Nova Scotia, Australian Branch, and National Bank of Canada (collectively, the “Senior Lenders”) and Citisecurities Limited, as agent for the Senior Lenders, to provide a senior syndicate loan facility to finance, in part, the Proposed Business Combination. The Senior Syndicated Facility provides amongst other facilities, a US$205 million acquisition term loan that can be used to fund in part the Business Combination Consideration.

On March 10, 2023, MAC-Sub, the Company and MAC Limited, as guarantors, entered into a mezzanine debt facility loan note subscription agreement (the “Mezz Facility”) with Sprott Private Resource Lending II (Collector-2), LP, (the “Lender”) and Sprott Resource Lending Corp., as agent and security trustee for the Lender, to provide a mezzanine loan facility of US$135,000,000 to finance, in part, the Proposed Business Combination.

Going Concern and Management’s Plan

As of December 31, 2022, the Company had $42,314 of cash and a working capital deficit of $17,936,214.

The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. The Company will need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Until the consummation of the Business Combination, the Company will be using the funds not held in the Trust Account.

On April 13, 2022, the Company issued an unsecured promissory note (the “2022 Sponsor Convertible Note”) to the Sponsor pursuant to which the Company could borrow up to $1,200,000 from the Sponsor for working capital needs, including transaction costs reasonably related to the consummation of the Proposed Business Combination (Refer to Note 5). On May 6, 2022, the Company borrowed $1,200,000 under the 2022 Sponsor Convertible Note. On May 24, 2022, the Sponsor exercised its option to convert the issued and outstanding loan amount of $1,200,000 under the 2022 Sponsor Convertible Note resulting in the issuance of 800,000 private placement warrants to the Sponsor, fully satisfying the Company’s obligation under the 2022 Sponsor Convertible Note.

On October 25, 2022, the Company issued an unsecured non-convertible promissory note (the “October 2022 Note”) to the Sponsor pursuant to which the Company may borrow up to $300,000 from the Sponsor for transaction costs reasonably related to the consummation of the Business Combination. The October 2022 Note bears no interest and all unpaid principal under the note will be due and payable in full up to the earlier of (1) August 2, 2023 and (ii) the acquisition of the Cornish, Scottish and Australian Mine in the Company’s Proposed Business Combination. As of December 31, 2022, $300,000 was outstanding under the October 2022 Note.

On December 21, 2022, the Company issued an unsecured non-convertible promissory note (the “December 2022 Note”) to the Sponsor pursuant to which the Company may borrow up to $1,254,533 from the Sponsor for transaction costs reasonably related to the consummation of the Business Combination. The December Note bears no interest and all unpaid principal under the Note will be due and payable in full up the earlier of (i) August 2, 2023, and (ii) the acquisition of the Cornish, Scottish and Australian Mine in the Company’s Proposed Business Combination. As of December 31, 2022, $486,096 was outstanding under the December 2022 Note. On January 9, 2023, the Company issued an unsecured promissory note (the “2023 Sponsor Convertible Note”) to the Sponsor pursuant to which the Company borrowed $300,000 from the Sponsor for transaction costs reasonably related to the consummation of the Proposed Business Combination (Refer to Note 9).

In connection with the Company’s assessment of going concern considerations in accordance with the Financial Accounting Standards Board’s (“FASB’s”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company has until August 2, 2023 to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by this time. If a Business Combination is not consummated by this date and the Company’s stockholders have not approved an extension by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that, should a Business Combination not occur, and an extension not be approved by the stockholders of the Company, the potential for mandatory liquidation and dissolution raises substantial doubt about the Company’s ability to continue as a going concern for one year from the date these financial statements are issued. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after August 2, 2023. The Company intends to continue to complete a Business Combination before the mandatory liquidation date. The Company is within 5 months of its mandatory liquidation date as of the time of filing of this Report.

Risks and Uncertainties

Results of operations and the Company’s ability to complete the Proposed Business Combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond its control. The business could be impacted by, among other things, downturns in the financial markets or in economic conditions, increases in oil prices, inflation, increases in interest rates, supply chain disruptions, declines in consumer confidence and spending, the ongoing effects of the COVID-19 pandemic, including resurgences and the emergence of new variants, and geopolitical instability, such as the military conflict in the Ukraine. The Company cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact our business and our ability to complete an initial Business Combination. Per the Going Concern note above, the Company intends to continue to complete the Proposed Business Combination before the mandatory liquidation date of August 2, 2023. However; the Company is within 5 months of its mandatory liquidation date as of the time of filing of this Report and without an extension it is highly unlikely that a different business combination would be consummated if the Proposed Business Combination failed.

The condition precedent satisfaction date under the Share Sale Agreement (as amended) for the Proposed Business Combination is 28 April 2023 (“CP Date”). If all conditions precedent are not satisfied or waived by the CP Date and the parties don’t mutually agree an extension in writing, then both the Company and Glencore have the option to unilaterally elect to terminate the Share Sale Agreement. In the event the conditions precedent are not satisfied or waived in full by the CP Date and neither party elects to terminate, then the Share Sale Agreement remains binding on both parties until such date as one party elects to exercise its option to terminate